Summary of Significant Accounting Policies - Additional Information (Details)		1 Months Ended	12 Months Ended
	Jun. 03, 2021 USD ($) $ / shares shares	Nov. 30, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2021 plan
Allowance for doubtful accounts receivable			$ 0
Concentration risk percentage			100.00%	100.00%	100.00%
Loss contingency insurance policy, deductible				$ 100,000
Debt issuance costs and debt discounts premium, net			$ 23,300,000	24,900,000
Number of days from which warrants become exercisable after the consummation of business combination	30 days
Cash FDIC Insured Amount			300,000
Accounts receivable, net of unpaid service provider costs 1			133,433,000	67,353,000
Loss contingency insurance policy, Maximum Coverage limit				2,000,000.0
Warrants and rights outstanding term	5 years
Loss contingency insurance policy, Premiums			7,300,000	4,900,000
Loss on extinguishment of debt			13,115,000	23,277,000	$ 0
Share price | $ / shares	$ 18.00
Loss contingency insurance policy, insurance reimbursements			18,800,000
Amortization of debt issuance costs			4,900,000	6,700,000	500,000
Number of health plan | plan						2
Insurance recoveries			15,200,000	2,500,000
Restricted cash balances			3,500,000	600,000
Unpaid service cost incurred in prior years			5,494,000	752,000
Incurred but not realized costs reclassified to other current liabilities			13,600,000	1,200,000
Impairment to goodwill			0	0	0
Other current liabilities related to employee contributions to the ESPP			$ 10,500,000	10,300,000
Primary Care ITC Intermediate Holdings LLC
Percentage of non controlling ownership	64.90%		64.90%
Number of shares of equity interests issued to acquire entity (in shares) | shares		4.4
Percentage of controlling ownership	35.10%		37.70%
Primary Care ITC Intermediate Holdings LLC | University Health Care And Its Affiliates
Percentage of non controlling ownership			62.30%
Percentage of controlling ownership	37.70%		37.70%
Former Stock Holders Of Jaws And Pipe Investors
Percentage of managing rights			100.00%
Selling, General and Administrative Expenses
Advertising and marketing expense			$ 19,400,000	8,700,000	$ 4,500,000
Minimum
Estimated useful life of intangible assets			1 year
Maximum
Estimated useful life of intangible assets			20 years
Leaseholds and Leasehold Improvements | Minimum
Property plant and equipment useful life			3 years
Leaseholds and Leasehold Improvements | Maximum
Property plant and equipment useful life			15 years
Term loan 3
Extinguishment of debt	$ 400,000,000.0
Loss on extinguishment of debt			$ 13,100,000	23,200,000
Notes Payable
Debt issuance costs and debt discounts premium, net			22,700,000	18,500,000
Prepaid Expenses and Other Current Assets
Debt issuance costs and debt discounts premium, net			100,000	5,800,000
Other Assets
Debt issuance costs and debt discounts premium, net			500,000	600,000
Professional and General Liability
Malpractice insurance policy with a coverage limit			1,000,000.0
Malpractice insurance policy with a aggregate coverage limit			3,000,000.0
Umbrella Insurance policy coverage			5,000,000.0
Insurance claim liabilities			300,000	100,000
Medicare risk adjustment
Accounts receivable, net of unpaid service provider costs 1			$ 21,100,000	$ 7,800,000
Supplier Benchmark | Significant Vendor | Supplier Concentration Risk
Concentration risk percentage			86.00%	100.00%	100.00%
Revenue Benchmark | Customer Concentration Risk | Three HMOs
Concentration risk percentage			59.90%	69.90%	60.00%
Revenue Benchmark | Customer Concentration Risk | Two HMO Payors
Concentration risk percentage			53.60%	59.30%	35.40%
Accounts receivable | Customer Concentration Risk | Three HMOs
Concentration risk percentage			43.30%	47.90%	48.80%
Public Warrants
Warrants outstanding (in shares) | shares	23,000,000.0
Private Placement Warrants
Warrants outstanding (in shares) | shares	10,530,000		10,530,000
Non-Controlling Interests
Impact of transactions affecting non-controlling interests		$ 41,400,000	$ 36,516,000
Class A common stock
Stock issued during period, acquisitions (in shares) | shares			4,400,000